Basis of Presentation	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Basis of Presentation
Note 1: Basis of Presentation
Bank of Montreal (the bank or BMO) is a chartered bank under the
Bank Act (Canada)
and is a public company incorporated in Canada. We are a highly diversified financial services company, providing a broad range of personal and commercial banking, wealth management and investment banking products and services. The bank’s head office is at 129 rue Saint Jacques, Montreal, Quebec. Our executive offices are at 100 King Street West, 1 First Canadian Place, Toronto, Ontario. Our common shares are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange.
These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard 34,
Interim Financial Reporting
as issued by the International Accounting Standards Board (IASB) using the same accounting policies as disclosed in our annual consolidated financial statements for the year ended October 31, 2021. These condensed interim consolidated financial statements should be read in conjunction with the notes to our annual consolidated financial statements for the year ended October 31, 2021. We also comply with interpretations of International Financial Reporting Standards (IFRS) by our regulator, the Office of the Superintendent of Financial Institutions of Canada (OSFI). These interim consolidated financial statements were authorized for issue by the Board of Directors on March 1, 2022.
Interbank Offered Rate (IBOR) Reform
Our IBOR Transition Office continues to coordinate and oversee the transition from IBORs to alternative reference rates with no significant changes to the project or transition risks disclosed in Note 1 of our annual consolidated financial statements for the year ended October 31, 2021. As expected, all Sterling, Euro, Swiss franc and Japanese yen settings as well as the
1-week
and
2-month
USD LIBOR settings were discontinued on December 31, 2021.
There were no significant changes in our transition risk with respect to our remaining USD LIBOR exposures since October 31, 2021. Our project plan continues to be on target and in line with the supervisory guidance from the U.S. prudential regulators we have ceased to issue new LIBOR-based instruments. However, as we approach the June 30, 2023 cessation date, in the normal course of business our exposures may continue to fluctuate, including instances where customers draw down on existing LIBOR-based facilities that have not yet been remediated. The fluctuations in USD LIBOR exposures have no significant impact on our IBOR conversion plans.
Use of Estimates and Judgments
The preparation of the interim consolidated financial statements requires management to use estimates and assumptions that affect the carrying amounts of certain assets and liabilities, certain amounts reported in net income and other related disclosures.
The most significant assets and liabilities for which we must make estimates and judgments include the allowance for credit losses; financial instruments measured at fair value; pension and other employee future benefits; impairment of securities; income taxes and deferred tax assets; goodwill and intangible assets; insurance-related liabilities; provisions including legal proceedings and restructuring charges; leases; and transfer of financial assets and consolidation of structured entities. If actual results were to differ from the estimates, the impact would be recorded in future periods.
The extent of the continuing impact of the
COVID-19
pandemic on the Canadian and U.S. economies remains uncertain and difficult to predict, including government and regulatory responses to the pandemic, which could vary by country and region. The pandemic’s impact on BMO’s business, results of operations, reputation, financial performance and condition, including the potential for credit, counterparty and mark-to-market
losses, its credit ratings and regulatory capital and liquidity ratios, as well as impacts to its customers and competitors, will depend on future developments, which remain uncertain. By their very nature, the judgements and estimates we make for the purposes of preparing our financial statements relate to matters that are inherently uncertain. However, we have detailed policies and internal controls that are intended to ensure that these judgments and estimates are well controlled and independently reviewed, and that our policies are consistently applied from period to period. We believe that our estimates of the value of our assets and liabilities are appropriate as at January 31, 2022.
Allowance for Credit Losses
As detailed further in Note 1 of our annual consolidated financial statements for the year ended October 31, 2021, the allowance for credit losses (ACL) consists of allowances on impaired loans, which represent estimated losses related to impaired loans in the portfolio provided for but not yet written off, and allowances on performing loans, which is our best estimate of impairment in the existing portfolio for loans that have not yet been individually identified as impaired.
The expected credit loss model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The determination of a significant increase in credit risk takes into account many different factors and varies by product and risk segment. The bank’s methodology for determining significant increase in credit risk is based on the change in probability of default between origination, and reporting date, assessed using probability weighted scenarios as well as certain other criteria, such as
30-day
past due and watchlist status. The assessment of a significant increase in credit risk requires experienced credit judgment.
The judgments we apply in determining the ACL reflect the impact of uncertainties in the economic environment on credit conditions that may cause future assessments of credit risk to be materially different from current assessments, which could require an increase or decrease in the allowance for credit losses.
Additional information regarding the allowance for credit losses is included in Note 3.